Provision for Asset Retirement Obligation - Fuel Tanks	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision for Asset Retirement Obligation - Fuel Tanks
21. Provision for Asset Retirement Obligation – Fuel Tanks
The provision corresponds to the legal obligation to remove the subsidiary IPP’s underground fuel tanks located at Ipiranga-branded service stations after a certain use period (see Note 2.n).
Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2016	77,564
Additions (new tanks)	537
Expense with tanks removed	(15,432)
Accretion expense	2,105

Balance as of December 31, 2017	64,774
Additions (new tanks)	264
Expense with tanks removed	(12,752)
Accretion expense	2,381

Balance as of December 31, 2018	54,667
Additions (new tanks)	290
Expense with tanks removed	(5,456)
Accretion expense	1,741

Balance as of December 31, 2019	51,242

Current	3,847
Non-current	47,395